Financial instruments - Summary of Interest Bearing Loans And Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Total current borrowings and current portion of non-current borrowings	$ 6,345,765	$ 3,713,718
Non-current portion of non-current borrowings	$ 319,200	1,022,866
Bank Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
Borrowings, maturity	Within one year
Total current borrowings and current portion of non-current borrowings	$ 15,925	14,527
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	Within one year
Total current borrowings and current portion of non-current borrowings	$ 4,229,840	3,699,191
Promissory Notes | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Promissory Notes | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.00%
Convertible Loan Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Borrowings, maturity	Within one year
Total current borrowings and current portion of non-current borrowings	$ 2,100,000
Bank Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
Borrowings, maturity	2026
Non-current portion of non-current borrowings	$ 10,009	22,866
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.00%
Borrowings, maturity	2025
Non-current portion of non-current borrowings	$ 0	$ 1,000,000
Promissory Notes Issued to Related Parties
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.00%
Borrowings, maturity	2026
Non-current portion of non-current borrowings	$ 309,191